                                                               File Nos.33-39888
                                                                        811-6313


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [X]


                            Pre-Effective Amendment No.                      [ ]
                           Post-Effective Amendment No. 19                   [X]
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [X]
                                Amendment No. 20
                        (Check appropriate box or boxes)


                          VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)

                     First SunAmerica Life Insurance Company
                               (Name of Depositor)

                           733 Third Avenue, 4th Floor
                            New York, New York 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                              Susan L. Harris, Esq.
                     First SunAmerica Life Insurance Company
                               c/o SunAmerica Inc.
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)
It is proposed that this filing will become effective:


             immediately upon filing pursuant to paragraph (b) of Rule 485
         --
          X  on December 29, 1999 pursuant to paragraph (b) of Rule 485
         --
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
         --
             on [   ] pursuant to paragraph (a)(1) of Rule 485
         --

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS



     Incorporated herein by reference to Post-Effective Amendment No. 18 under Securities Act of 1933 (the 33 Act) and No. 19 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-39888 and 811-6313 filed on Form N-4 on March 26, 1999.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION



     Incorporated herein by reference to Post-Effective Amendment No. 18 under Securities Act of 1933 (the 33 Act) and No. 19 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-39888 and 811-6313 filed on Form N-4 on March 26, 1999.

                                    ICAP II
                                   PROSPECTUS
                                 APRIL 1, 1999


Incorporated herein by reference to Post-Effective Amendment No. 18 under Securities Act of 1933 (the 33 Act) and No. 19 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 33-39888 and 811-6313 filed on Form N-4 on March 26, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                                    ISSUED BY

                          VARIABLE ANNUITY ACCOUNT ONE

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY




        THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


        THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED DECEMBER 29, 1999, AS IT MAY BE SUPPLEMENTED, CALL OR WRITE THE COMPANY C/O ITS ANNUITY SERVICE CENTER, P.O. BOX 54299, LOS ANGELES, CALIFORNIA 90054-0299, 1-800-99-NYSUN.




                THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED
                               DECEMBER 29, 1999

                                TABLE OF CONTENTS


Item                                                               Page
                                                                   ----
Company........................................................... 1

Independent Accountants........................................... 1

Distributors...................................................... 1

Performance Data.................................................. 1
   Money Market Division.......................................... 2
   Other Divisions................................................ 3

Income Payments................................................... 4
   Annuity Unit Value............................................. 4
   Amount of Income Payments...................................... 5
   Subsequent Monthly Income Payments............................. 5

Taxes............................................................. 5

Financial Statements.............................................. 9

                                     COMPANY

        Information regarding First SunAmerica Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.

                             INDEPENDENT ACCOUNTANTS


        The financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in this Statement of Additional Information. Effective October 1, 1999, the Company changed its fiscal year end from September 30, to December 31. Reflecting this change, also included in this Statement of Additional Information is the Company's audited Transition Report as of and for the three months ended December 31, 1998. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts. The financial statements of the Separate Account as of December 31, 1998 and for each of the two years in the period ended December 31, 1998, also are included in this Statement of Additional Information.


        PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                  DISTRIBUTORS

        The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

        The offering is on a continuous basis.

        Effective January 28, 1994, the Contracts are offered through the distributor for the Separate Account, SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017, which is an indirect wholly owned subsidiary of SunAmerica Inc. Prior to this time, Royal Alliance Associates, Inc. and SunAmerica Securities, Inc., both affiliates of SunAmerica Capital Services, Inc. and located at 733 Third Avenue, 4th Floor, New York, New York 10017 and 2201 East Camelback Road, Phoenix, Arizona 85016, respectively, served as co-distributors of the Contracts. Royal Alliance Associates, Inc. and SunAmerica Capital Services, Inc. are each an indirect, wholly-owned subsidiary of SunAmerica Inc.

        No underwriting fees are paid in connection with the distribution of the contract.

                                PERFORMANCE DATA

        Performance data for the various Divisions of the Separate Account are determined in the manner described on the following page.

Money Market Division

        The annualized current yield and the effective yield for the Money Market Division for the seven day period ended December 31, 1998 were 3.0% and 3.05%, respectively.

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

        Base Period Return = (EV-SV-CMF)/(SV)

        where:

                SV = value of one Accumulation Unit at the start of a 7 day period

                EV = value of one Accumulation Unit at the end of the 7 day period

                CMF= an allocated portion of the $30 annual Contract Maintenance
                     Fee, prorated for 7 days.

        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee is first allocated among the Divisions and the General Account so that each Division's allocated portion of the Fee is proportional to the percentage of the number of Contract Owners' accounts that have money allocated to that Division. The portion of the Fee allocable to the Money Market Division is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Money Market Division. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.


        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Money Market Division also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Money Market Division. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

               Effective Yield = [(Base Period Return+1)365/7 -1].

        Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or Withdrawal or Annuity Charges.

        The yields quoted should not be considered a representation of the yield of the Money Market Division in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Division and changes in interest rates on such investments, but also on factors such as a Contract Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

        Yield information may be useful in reviewing the performance of the Money Market Division and for providing a basis for comparison with other investment alternatives. However, the Money Market Division's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Divisions

        Divisions of the Separate Account other than the Money Market Division compute their performance data as "total return." The total returns of the various Divisions over the last one, five and ten year periods, and since their inception, are shown below, both with and without an assumed complete redemption at the end of the period.

        TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIODS ENDING ON 12/31/98:
                        (RETURN WITH/WITHOUT REDEMPTION)

                                  INCEPTION                                                                              SINCE
DIVISION                            DATE                1 YEAR                5 YEARS             10 YEARS             INCEPTION
                                -------------       -------------          -------------        -------------        -------------
Foreign Securities                    9/23/91          3.96/8.96              4.15/4.30              N/A                  3.62
Capital Appreciation                  9/23/91         15.45/20.45            18.13/18.23             N/A                 20.36
Growth                                9/23/91         22.10/27.10            18.59/18.68             N/A                 16.02
Natural Resources                     9/23/91       (23.74)/(18.74)         (1.27)/(1.08)            N/A                  3.39
Growth and Income*                    9/23/91         23.24/28.24            14.41/14.51             N/A                 15.85
Strategic Multi-Asset                 9/23/91          8.52/13.52            10.83/10.95             N/A                 10.56
Multi-Asset                           9/23/91         17.67/22.67            14.33/14.44             N/A                 12.83
High Yield                            9/23/91       (10.90)/(5.90)            4.44/4.59              N/A                  7.71
Fixed Income                          9/23/91          1.31/6.31              5.17/5.32              N/A                  5.99
Gov't & Quality Bond                  9/23/91          2.51/7.51              5.62/5.77              N/A                  6.42

-------------

The total return figures are based on historical data and are not intended to indicate future performance.

* Formerly the Convertible Securities Division.


        These figures show the total return hypothetically experienced by Contracts funded through the various Divisions of the Account over the time period shown.

        Total return for a Division represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a Contract funded by that Division made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


               P(1+T)n = ERV

        where:

               P = a hypothetical initial payment of $1000

               T = average annual total return

               n = number of years

               ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

        The total return figures given reflect the effects of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Division, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two figures given in the table above for each Division and time period. Because the impact of Contract Maintenance Fee on a particular Contract Owner's account would generally have differed from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Money Market Division yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

Annuity Unit Value

        The value of an Annuity Unit is determined independently for each Separate Account Division.

        For each Division, the value of an Annuity Unit for any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit Value is being calculated and multiplying the result by an interest factor which offsets the effect of the investment earnings rate of five percent (5%) per annum that is assumed in the annuity table contained in the Contract.

        The net investment factor for each Division for a Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where: (a) is the value of an Accumulation Unit from the applicable Division as of the end of the current Valuation Period; (b) is the value of an Accumulation Unit for the applicable Division as of the end of the immediately preceding Valuation Period; and (c) is a factor representing the daily charge for mortality and expense risks and administration of 1.40% per annum.

Amount of Income Payments

        The initial income payment is determined by applying the Contract Value, less any Annuity Charge (if annuity option 3 is elected), to the annuity table specified in the Contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex and adjusted age of the Annuitant and joint Annuitant, if any. The adjusted age is determined from the actual age to the nearest birthday at the Annuity Date according to the table below. The Adjusted Age Table is used to correct for population mortality improvements over time.


                               ADJUSTED AGE TABLE


                             ADJUSTMENT                                         ADJUSTMENT
   CALENDAR                  TO ACTUAL                    CALENDAR              TO ACTUAL
YEAR OF BIRTH                   AGE                     YEAR OF BIRTH               AGE
-------------                ----------                 -------------           ----------
1899-1905                        +6                       1946-1951                -1
1906-1911                        +5                       1952-1958                -2
1912-1918                        +4                       1959-1965                -3
1919-1925                        +3                       1966-1972                -4
1926-1932                        +2                       1973-1979                -5
1933-1938                        +1                       1980-1985                -6
1939-1945                         0                       1986-1992                -7


        The dollars applied are then divided by 1,000 and multiplied by the appropriate annuity factor to indicate the amount of the first income payment. That amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each income payment. The number of Annuity Units determined for the first income payment remains constant for the second and subsequent monthly payments.

Subsequent Monthly Income Payments

        The amount of the second and subsequent income payments is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Period next preceding the date on which each income payment is due. The dollar amount of the first income payment determined as above is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each income payment. The number of Annuity Units determined for the first income payment remains constant for the second and subsequent monthly payments.


                                      TAXES

General

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Contract Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification - Separate Account Investments

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Multiple Contracts

        Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Contract Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Tax Treatment of Assignments

        An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Contract Owners should therefore consult competent legal advisers should they wish to assign their contracts.

Qualified Plans

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

        (a) H.R. 10 Plans

                Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b) Tax-Sheltered Annuities

                Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c) Individual Retirement Accounts

                Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Account" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (d) Roth IRAs

                Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

        (e) Corporate Pension and Profit-Sharing Plans

                Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (f) Deferred Compensation Plans - Section 457

                Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries.



                              FINANCIAL STATEMENTS

        The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company

     In our opinion, the accompanying balance sheet and the related income statement and statement of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company") at September 30, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

     As discussed in Note 2, the financial statements for the year ended September 30, 1997 have been restated to reflect the merger of John Alden Life Insurance Company of New York ("JANY") with and into the Company. The merger was accounted for similar to a pooling of interests. The income statement for that year includes the operating results of JANY'S for the period from April 1, 1997 (the date of acquisition of JANY by SunAmerica Life Insurance Company, the direct parent of the Company) through September 30, 1997. We have audited the adjustments that were applied to restate the 1997 financial statements. In our opinion, such adjustments are appropriate and have been properly applied to the 1997 financial statements.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 1998

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                 BALANCE SHEET

                                                                      SEPTEMBER 30,
                                                             --------------------------------
                                                                  1998              1997
                                                             --------------    --------------
ASSETS
INVESTMENTS:
  Cash and short-term investments..........................  $   55,679,000    $   50,585,000
  Bonds and notes available for sale at fair value
     (amortized cost: 1998, $1,262,703,000; 1997,
     $1,459,112,000).......................................   1,303,872,000     1,499,253,000
  Mortgage loans...........................................     187,906,000       131,117,000
  Other invested assets....................................       6,859,000         9,277,000
                                                             --------------    --------------
  Total investments........................................   1,554,316,000     1,690,232,000
Variable annuity assets held in separate accounts..........     271,865,000       171,475,000
Accrued investment income..................................      19,853,000        22,243,000
Deferred acquisition costs.................................      87,074,000        96,516,000
Receivable from brokers for sales of securities............       6,601,000                --
Other assets...............................................       2,451,000         4,024,000
                                                             --------------    --------------
TOTAL ASSETS...............................................  $1,942,160,000    $1,984,490,000
                                                             ==============    ==============

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts.....................  $1,460,856,000    $1,556,656,000
  Payable to brokers for purchases of securities...........              --        12,460,000
  Income taxes currently payable...........................      10,177,000         2,236,000
  Other liabilities........................................       7,836,000        68,601,000
                                                             --------------    --------------
  Total reserves, payables and accrued liabilities.........   1,478,869,000     1,639,953,000
                                                             --------------    --------------
Variable annuity liabilities related to separate
  accounts.................................................     271,865,000       171,475,000
                                                             --------------    --------------
Deferred income taxes......................................       5,371,000         4,984,000
                                                             --------------    --------------
Shareholder's equity:
  Common Stock.............................................       3,000,000         3,000,000
  Additional paid-in capital...............................     144,428,000       144,428,000
  Retained earnings........................................      31,361,000        14,826,000
  Net unrealized gains on bonds and notes available for
     sale..................................................       7,266,000         5,824,000
                                                             --------------    --------------
  Total shareholder's equity...............................     186,055,000       168,078,000
                                                             --------------    --------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY.................  $1,942,160,000    $1,984,490,000
                                                             ==============    ==============

                            See accompanying notes.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                INCOME STATEMENT

                                                          YEARS ENDED SEPTEMBER 30,
                                                 -------------------------------------------
                                                     1998            1997           1996
                                                 ------------    ------------    -----------
Investment income..............................  $117,496,000    $ 65,559,000    $ 9,957,000
                                                 ------------    ------------    -----------
Interest expense on:
  Fixed annuity contracts......................   (80,624,000)    (45,765,000)    (7,155,000)
  Senior indebtedness..........................      (109,000)       (589,000)        (4,000)
                                                 ------------    ------------    -----------
Total interest expense.........................   (80,733,000)    (46,354,000)    (7,159,000)
                                                 ------------    ------------    -----------
NET INVESTMENT INCOME..........................    36,763,000      19,205,000      2,798,000
                                                 ------------    ------------    -----------
NET REALIZED INVESTMENT GAINS (LOSSES).........     4,690,000       5,020,000       (539,000)
                                                 ------------    ------------    -----------
Fee income:
  Variable annuity fees........................     3,607,000       1,712,000        690,000
  Surrender charges............................     4,350,000       1,809,000        221,000
                                                 ------------    ------------    -----------
TOTAL FEE INCOME...............................     7,957,000       3,521,000        911,000
                                                 ------------    ------------    -----------
GENERAL AND ADMINISTRATIVE EXPENSES............    (3,301,000)     (3,222,000)    (1,480,000)
                                                 ------------    ------------    -----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS.....   (17,120,000)    (10,386,000)      (500,000)
                                                 ------------    ------------    -----------
ANNUAL COMMISSIONS.............................      (348,000)       (195,000)       (19,000)
                                                 ------------    ------------    -----------
PRETAX INCOME..................................    28,641,000      13,943,000      1,171,000
Income tax expense.............................   (12,106,000)     (5,090,000)      (448,000)
                                                 ------------    ------------    -----------
NET INCOME.....................................  $ 16,535,000    $  8,853,000    $   723,000
                                                 ============    ============    ===========

                            See accompanying notes.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF CASH FLOWS

                                                                        YEARS ENDED SEPTEMBER 30,
                                                              ---------------------------------------------
                                                                  1998            1997            1996
                                                              -------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $  16,535,000   $   8,853,000   $     723,000
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited to fixed annuity contracts............     80,624,000      45,765,000       7,155,000
    Net realized investment (gains) losses..................     (4,690,000)     (5,020,000)        539,000
    Accretion of net discounts on investments...............     (1,985,000)     (1,070,000)       (343,000)
    Amortization of goodwill................................         58,000          58,000          58,000
    Provision for deferred income taxes.....................       (389,000)        401,000         740,000
  Change in:
    Deferred acquisition costs..............................      5,642,000      (4,215,000)     (5,736,000)
    Income taxes receivable/payable.........................      7,941,000       2,535,000        (322,000)
  Other, net................................................      8,472,000      (2,289,000)       (254,000)
                                                              -------------   -------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    112,208,000      45,018,000       2,560,000
                                                              -------------   -------------   -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds and notes.........................................   (761,591,000)   (833,174,000)   (124,681,000)
    Mortgage loans..........................................    (82,256,000)             --              --
    Other investments, excluding short-term investments.....        (11,000)             --              --
  Sales of:
    Bonds and notes.........................................    864,763,000     561,887,000      80,440,000
    Mortgage loans..........................................             --      88,371,000              --
    Other investments, excluding short-term investments.....        494,000         140,000              --
  Redemptions and maturities of:
    Bonds and notes.........................................     81,254,000      51,600,000      11,514,000
    Mortgage loans..........................................     24,501,000      13,535,000       4,736,000
    Other investments, excluding short-term investments.....             --          99,000              --
                                                              -------------   -------------   -------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES............    127,154,000    (117,542,000)    (27,991,000)
                                                              -------------   -------------   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on fixed annuity contracts...............  $ 130,851,000   $ 131,711,000   $  45,417,000
  Net exchanges from the fixed accounts of variable annuity
    contracts...............................................    (47,852,000)    (22,346,000)     (4,719,000)
  Withdrawal payments on fixed annuity contracts............   (221,629,000)    (88,229,000)     (9,850,000)
  Claims and annuity payments on fixed annuity contracts....    (36,892,000)    (13,774,000)     (3,752,000)
  Capital contributions received............................             --       5,000,000              --
  Net receipts from (repayments of) other short-term
    financings..............................................    (23,970,000)     18,659,000      (1,340,000)
  Cession of non-annuity product lines......................    (34,776,000)             --              --
                                                              -------------   -------------   -------------
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES............   (234,268,000)     31,021,000      25,756,000
                                                              -------------   -------------   -------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS...............................................      5,094,000     (41,503,000)        325,000
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD......     50,585,000       6,707,000       6,382,000
CASH AND SHORT-TERM INVESTMENTS OF MERGED ENTITY AT DATE OF
  MERGER....................................................             --      85,381,000              --
                                                              -------------   -------------   -------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD............  $  55,679,000   $  50,585,000   $   6,707,000
                                                              =============   =============   =============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.............................  $     109,000   $     589,000   $       4,000
                                                              =============   =============   =============
  Net income taxes paid.....................................  $   5,439,000   $   2,154,000   $      30,000
                                                              =============   =============   =============

                            See accompanying notes.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

 1. NATURE OF OPERATIONS

     First SunAmerica Life Insurance Company (The "Company") is a wholly-owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuity contracts in the state of New York.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strengths, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

 2. BUSINESS COMBINATION

     On March 31, 1997, SunAmerica Life Insurance Company, the direct parent of the Company, completed the acquisition of all of the outstanding stock of John Alden Life Insurance Company of New York ("JANY"). On October 31, 1997, JANY was merged with and into the Company. On the date of acquisition, JANY had assets having an aggregate fair value of $1,536,179,000, composed primarily of invested assets totaling $1,403,807,000. Liabilities assumed in this acquisition totaled $1,411,179,000, including $1,363,764,000 of fixed annuity reserves. An amount equal to the excess of the purchase price over the fair value of the net assets required, amounting to $103,695,000 at September 30, 1997, is included in Deferred Acquisition Costs on the balance sheet. The acquisition was accounted for by using the purchase method of accounting and the merger by using the pooling method from the date of acquisition. The balance sheet at September 30, 1997 and the income statement and statement of cash flows for the year ended September 30, 1997 have been restated from those originally contained in the September 30, 1997 Annual Report on Form 10-K to include the assets and liabilities of JANY and the results of JANY's operations and cash flows for the six-month period from April 1, 1997 through September 30, 1997. On a pro forma (unaudited) basis, assuming the acquisition and merger had occurred on October 1, 1995, the beginning of the earliest period presented herein, revenues (net investment income, net realized investment losses and fee income) would have been $40,891,000 and $29,768,000 and net income would have been $12,434,000 and $6,710,000 for the years ended September 30, 1997 and 1996, respectively.

 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with generally accepted accounting principles. Certain prior period amounts have been reclassified to conform with the 1998 presentation.

     The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds and notes available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds and notes are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Other invested assets include real estate, which is carried at the lower of cost or fair value, policy loans, which are carried at unpaid balances, and common stock, which is carried at fair value.

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

     DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts.

     Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Deferred acquisition costs consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. Deferred Acquisition Costs have been decreased by $30,000,000 at September 30, 1998 and $31,200,000 at September 30, 1997 for this adjustment.

     VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

     GOODWILL: Goodwill, amounting to $705,000 at September 30, 1998, is amortized by using the straight-line method over a period of 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

     CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts are accounted for as investment- type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

     FEE INCOME: Variable annuity fees and surrender charges are recorded in income as earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130"). SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements. Implementation of SFAS 130 will not have an impact on the Company's results of operations, financial condition or liquidity.

     In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 4. INVESTMENTS

     The amortized cost and estimated fair value of bonds and notes available for sale by major category follow:

                                                                         ESTIMATED
                                                       AMORTIZED            FAIR
                                                          COST             VALUE
                                                     --------------    --------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government.......  $      518,000    $      549,000
  Mortgage-backed securities.......................     454,934,000       472,557,000
  Securities of public utilities...................      81,525,000        84,711,000
  Corporate bonds and notes........................     658,674,000       677,717,000
  Other debt securities............................      67,052,000        68,338,000
                                                     --------------    --------------
          Total....................................  $1,262,703,000    $1,303,872,000
                                                     ==============    ==============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government.......  $   36,083,000    $   36,950,000
  Mortgage-backed securities.......................     487,585,000       501,683,000
  Securities of public utilities...................      50,855,000        53,018,000
  Corporate bonds and notes........................     754,322,000       775,073,000
  Other debt securities............................     130,267,000       132,529,000
                                                     --------------    --------------
          Total....................................  $1,459,112,000    $1,499,253,000
                                                     ==============    ==============

     The amortized cost and estimated fair value of bonds and notes available for sale by contractual maturity, as of September 30, 1998, follow:

                                                                         ESTIMATED
                                                       AMORTIZED            FAIR
                                                          COST             VALUE
                                                     --------------    --------------
  Due in one year or less..........................  $    8,342,000    $    8,377,000
  Due after one year through five years............     257,156,000       268,154,000
  Due after five years through ten years...........     430,780,000       440,068,000
  Due after ten years..............................     111,491,000       114,716,000
  Mortgage-backed securities.......................     454,934,000       472,557,000
                                                     --------------    --------------
          Total....................................  $1,262,703,000    $1,303,872,000
                                                     ==============    ==============

     Actual maturities of bonds and notes will differ from those shown above due to prepayments and redemptions.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 4. INVESTMENTS (CONTINUED)
     Gross unrealized gains and losses on bonds and notes available for sale by major category follow:

                                                              GROSS         GROSS
                                                           UNREALIZED     UNREALIZED
                                                              GAINS         LOSSES
                                                           -----------   ------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government.............  $    31,000   $         --
  Mortgage-backed securities.............................   17,733,000       (110,000)
  Securities of public utilities.........................    3,562,000       (376,000)
  Corporate bonds and notes..............................   30,219,000    (11,176,000)
  Other debt securities..................................    1,297,000        (11,000)
                                                           -----------   ------------
          Total..........................................  $52,842,000   $(11,673,000)
                                                           ===========   ============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government.............  $   867,000   $         --
  Mortgage-backed securities.............................   14,176,000        (78,000)
  Securities of public utilities.........................    2,163,000             --
  Corporate bonds and notes..............................   21,181,000       (430,000)
  Other debt securities..................................    2,270,000         (8,000)
                                                           -----------   ------------
          Total..........................................  $40,657,000   $   (516,000)
                                                           ===========   ============

     Gross unrealized gains on equity securities available for sale aggregated $9,000 and $19,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.

     Gross realized investment gains and losses on sales of investments are as follows:

                                                    YEARS ENDED SEPTEMBER 30,
                                             ---------------------------------------
                                                1998           1997          1996
                                             -----------    ----------    ----------
BONDS AND NOTES:
  Realized gains...........................  $13,067,000    $6,441,000    $1,039,000
  Realized losses..........................   (7,509,000)   (1,466,000)   (1,295,000)

MORTGAGE LOANS:
  Realized losses..........................     (289,000)      (15,000)           --

OTHER INVESTMENTS:
  Realized gains...........................       22,000       140,000            --
  Realized losses..........................     (209,000)           --      (112,000)
IMPAIRMENT WRITEDOWNS......................     (392,000)      (80,000)     (171,000)
                                             -----------    ----------    ----------
          Total net realized investment
            gains (losses).................  $ 4,690,000    $5,020,000    $ (539,000)
                                             ===========    ==========    ==========

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 4. INVESTMENTS (CONTINUED)
     The sources and related amounts of investment income are as follows:

                                                   YEARS ENDED SEPTEMBER 30,
                                           -----------------------------------------
                                               1998           1997           1996
                                           ------------    -----------    ----------
Short-term investments...................  $  2,340,000    $ 1,334,000    $  390,000
Bonds and notes..........................   100,808,000     56,253,000     9,186,000
Mortgage loans...........................    13,901,000      7,714,000       381,000
Other invested assets....................       447,000        258,000            --
                                           ------------    -----------    ----------
          Total investment income........  $117,496,000    $65,559,000    $9,957,000
                                           ============    ===========    ==========

     Expenses incurred to manage the investment portfolio amounted to $814,000 for the year ended September 30, 1998, $387,000 for the year ended September 30, 1997, and $121,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

     The carrying value of investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at September 30, 1998 is as follows:

Bonds and notes:
  Mellon Bank NA...............................  $24,484,000
                                                 ===========

     At September 30, 1998, mortgage loans were collateralized by properties located in 34 states and the District of Columbia, with loans totaling approximately 16% of the aggregate carrying value of the portfolio secured by properties located in New York, approximately 15% by properties located in California, and approximately 10% by properties located in Michigan. No more than 8% of the portfolio was secured by properties in any other single state.

     At September 30, 1998, bonds and notes included $97,045,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.

     At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $1,167,000 all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.

     At September 30, 1998, $518,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS AND NOTES: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

     RECEIVABLE FROM (PAYABLE TO) BROKERS FOR SALES (PURCHASES) OF
SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
     The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                        CARRYING            FAIR
                                                         VALUE             VALUE
                                                     --------------    --------------
1998:
ASSETS:
  Cash and short-term investments..................  $   55,679,000    $   55,679,000
  Bonds and notes..................................   1,303,872,000     1,303,872,000
  Mortgage loans...................................     187,906,000       194,471,000
  Variable annuity assets held in separate
     accounts......................................     271,865,000       271,865,000
  Receivable from brokers for sales of
     securities....................................       6,601,000         6,601,000
LIABILITIES:
  Reserves for fixed annuity contracts.............   1,460,856,000     1,406,853,000
  Variable annuity liabilities related to separate
     accounts......................................     271,865,000       256,623,000
                                                     ==============    ==============
1997:
ASSETS:
  Cash and short-term investments..................  $   50,585,000    $   50,585,000
  Bonds and notes..................................   1,499,253,000     1,499,253,000
  Mortgage loans...................................     131,117,000       136,648,000
  Variable annuity assets held in separate
     accounts......................................     171,475,000       171,475,000
LIABILITIES:
  Reserves for fixed annuity contracts.............   1,556,656,000     1,486,551,000
  Payable to brokers for purchases of securities...      12,460,000        12,460,000
  Variable annuity liabilities related to separate
     accounts......................................     171,475,000       163,045,000
                                                     ==============    ==============

 6. CONTINGENT LIABILITIES

     The Company is involved in various kinds of litigation common to its business. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

 7. SHAREHOLDER'S EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At September 30, 1998 and 1997, 300 shares were outstanding.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 7. SHAREHOLDER'S EQUITY (CONTINUED)
     Changes in shareholder's equity are as follows:

                                                  YEARS ENDED SEPTEMBER 30,
                                         -------------------------------------------
                                             1998            1997           1996
                                         ------------    ------------    -----------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balance....................  $144,428,000    $ 14,428,000    $14,428,000
  Additional paid-in capital acquired
     as a result of the merger with
     JANY..............................            --     125,000,000             --
  Capital contributions received.......            --       5,000,000             --
                                         ------------    ------------    -----------
       Ending balance..................  $144,428,000    $144,428,000    $14,428,000
                                         ============    ============    ===========
RETAINED EARNINGS:
  Beginning balance....................  $ 14,826,000    $  5,973,000    $ 5,250,000
  Net income...........................    16,535,000       8,853,000        723,000
                                         ------------    ------------    -----------
  Ending balance.......................  $ 31,361,000    $ 14,826,000    $ 5,973,000
                                         ============    ============    ===========
NET UNREALIZED GAINS (LOSSES) ON BONDS
  AND NOTES
  AVAILABLE FOR SALE:
       Beginning balance...............  $  5,824,000    $   (181,000)   $  (860,000)
       Change in net unrealized gains
          (losses) on bonds and notes
          available for sale...........     1,018,000      40,538,000      1,145,000
       Change in adjustment to deferred
          acquisition costs............     1,200,000     (31,300,000)      (100,000)
       Tax effect of net changes.......      (776,000)     (3,233,000)      (366,000)
                                         ------------    ------------    -----------
       Ending balance..................  $  7,266,000    $  5,824,000    $  (181,000)
                                         ============    ============    ===========

     For a life insurance company domiciled in the State of New York, no dividend may be distributed to any shareholder unless notice of the domestic insurer's intention to declare such dividend and the amount have been filed with the Superintendent of Insurance not less than 30 days in advance of such proposed declaration, or if the Superintendent disapproves the distribution of the dividend within the 30-day period. No dividends were paid in fiscal years 1998, 1997 or 1996.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $15,170,000. The statutory net income for the year ended December 31, 1997 was $18,390,000 and the statutory net income for the year ended December 31, 1996 was $9,989,000. The Company's statutory capital and surplus was $94,239,000 at September 30, 1998, $83,861,000 at December 31, 1997
and $77,929,000 at December 31, 1996.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 8. INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                                 NET REALIZED
                                                  INVESTMENT
                                                GAINS (LOSSES)   OPERATIONS      TOTAL
                                                --------------   ----------   -----------
1998:
  Currently payable...........................    $2,711,000     $9,784,000   $12,495,000
  Deferred....................................      (515,000)       126,000      (389,000)
                                                  ----------     ----------   -----------
          Total income tax expense............    $2,196,000     $9,910,000   $12,106,000
                                                  ==========     ==========   ===========
1997:
  Currently payable...........................    $1,790,000     $2,899,000   $ 4,689,000
  Deferred....................................       (11,000)       412,000       401,000
                                                  ----------     ----------   -----------
          Total income tax expense............    $1,779,000     $3,311,000   $ 5,090,000
                                                  ==========     ==========   ===========
1996:
  Currently payable...........................    $ (121,000)    $ (171,000)  $  (292,000)
  Deferred....................................      (105,000)       845,000       740,000
                                                  ----------     ----------   -----------
          Total income tax expense............    $ (226,000)    $  674,000   $   448,000
                                                  ==========     ==========   ===========

     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                        YEARS ENDED SEPTEMBER 30,
                                                   -----------------------------------
                                                      1998          1997        1996
                                                   -----------   ----------   --------
Amount computed at statutory rate................  $10,024,000   $4,880,000   $410,000
Increases (decreases) resulting from:
  Amortization of differences between book and
     tax bases of net assets acquired............       20,000       20,000     20,000
  State income taxes, net of federal tax
     benefit.....................................    2,042,000      200,000     25,000
  Other, net.....................................       20,000      (10,000)    (7,000)
                                                   -----------   ----------   --------
          Total income tax expense...............  $12,106,000   $5,090,000   $448,000
                                                   ===========   ==========   ========

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

 8. INCOME TAXES (CONTINUED)
     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                               SEPTEMBER 30,
                                                        ----------------------------
                                                            1998            1997
                                                        ------------    ------------
DEFERRED TAX LIABILITIES:
Investments...........................................  $  1,782,000    $    891,000
Deferred acquisition costs............................    29,505,000      30,144,000
Net unrealized gains on debt and equity securities
  available for sale..................................     3,912,000       3,136,000
Other liabilities.....................................        46,000         125,000
                                                        ------------    ------------
          Total deferred tax liabilities..............    35,245,000      34,296,000
                                                        ------------    ------------
DEFERRED TAX ASSETS:
Contractholder reserves...............................   (18,535,000)    (26,202,000)
State income taxes....................................       (79,000)        (80,000)
Other assets..........................................   (11,260,000)     (3,030,000)
                                                        ------------    ------------
     Total deferred tax assets........................   (29,874,000)    (29,312,000)
                                                        ------------    ------------
     Deferred income taxes............................  $  5,371,000    $  4,984,000
                                                        ============    ============

 9. RELATED-PARTY MATTERS

     The Company pays commissions to six affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp., Spelman & Co. Inc. and Royal Alliance Associates, Inc. Commissions paid to these broker-dealers totaled $3,855,000 in 1998, $4,486,000 in 1997, and $2,646,000 in 1996. These broker-dealers represent a significant portion of the Company's business, amounting to 33.0%, 38.9% and 57.9% of premiums in 1998, 1997 and 1996, respectively. No single unaffiliated broker-dealer was responsible for more than 22% of total premiums in each of the years ended September 30, 1998, 1997, and 1996.

     The Company paid occupancy and office services expenses to Royal Alliance Associates, Inc. totaling $15,000 for the year ended September 30, 1996. The Company paid no such charges in the years ended September 30, 1998 and 1997.

     The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $3,877,000 for the year ended September 30, 1998, $2,454,000 for the year ended September 30, 1997 and $2,097,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $1,877,000, $1,223,000 and $1,082,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.

     During the year ended September 30, 1998, the Company sold bonds to the Parent for cash equal to their current market value, which aggregated $2,155,000. The Company recorded a net gain of $83,000 on the transactions.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

10. SUBSEQUENT EVENTS

     On July 15, 1998, Anchor National Life Insurance Company, an affiliate of the Company, entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The affiliate plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State (the "New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company via an assumption reinsurance agreement between the Company and MBL Life, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.

     On August 20, 1998, the Company's Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B Common Stock) will be exchanged for
 .855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                        Report of Independent Accountants




To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:


In our opinion, the accompanying balance sheets and the related statement of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company") at December 31, 1998, September 30, 1998 and 1997, and the results of its operations and its cash flows for the three months ended December 31, 1998 and for each of the three fiscal years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2, the financial statements for the year ended September 30, 1997 have been restated to reflect the merger of John Alden Life Insurance Company of New York ("JANY") with and into the Company. The merger was accounted for similar to a pooling of interests. The income statement for that year includes the operating results of JANY's for the period from April 1, 1997 (the date of acquisition of JANY by SunAmerica Life Insurance Company, the direct parent of the Company) through September 30, 1997. We have audited the adjustments that were applied to restate the 1997 financial statements. In our opinion, such adjustments are appropriate and have been properly applied to the 1997 financial statements.



PricewaterhouseCoopers LLP
Los Angeles, California



November 19, 1999

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET

                                                                               At September 30,
                                                                     ----------------------------------
                                                    December 31,
                                                       1998                1998                1997
                                                 --------------      --------------      --------------
ASSETS

Investments:
   Cash and short-term investments               $   18,466,000      $   55,679,000      $   50,585,000
   Bonds and notes available for sale,
      at fair value (amortized cost:
      December 1998, $1,293,638,000;
      September 1998, $1,262,703,000;
      September 1997, $1,459,112,000)             1,313,390,000       1,303,872,000       1,499,253,000
   Mortgage loans                                   176,737,000         187,906,000         131,117,000
   Other invested assets                              6,539,000           6,859,000           9,277,000
                                                 --------------      --------------      --------------

   Total investments                              1,515,132,000       1,554,316,000       1,690,232,000

Variable annuity assets held in separate
   accounts                                         344,619,000         271,865,000         171,475,000
Accrued investment income                            18,169,000          19,853,000          22,243,000
Deferred acquisition costs                           96,918,000          87,074,000          96,516,000
Receivable from brokers for sales of
   securities                                        30,597,000           6,661,000                --
Other assets                                          2,247,000           2,451,000           4,024,000
                                                 --------------      --------------      --------------

TOTAL ASSETS                                     $2,007,682,000      $1,942,220,000      $1,984,490,000
                                                 ==============      ==============      ==============

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $1,432,558,000      $1,460,856,000      $1,556,656,000
   Income taxes currently payable                    10,144,000          10,177,000           2,236,000
   Payable to brokers for purchases
      of securities                                  19,806,000              60,000          12,460,000
   Other liabilities                                 12,088,000           7,836,000          68,601,000
                                                 --------------      --------------      --------------

   Total reserves, payables
      and accrued liabilities                     1,474,596,000       1,478,929,000       1,639,953,000
                                                 --------------      --------------      --------------

Variable annuity liabilities related
   to separate accounts                             344,619,000         271,865,000         171,475,000
                                                 --------------      --------------      --------------

Deferred income taxes                                 3,792,000           5,371,000           4,984,000
                                                 --------------      --------------      --------------

Shareholder's equity:
   Common Stock                                       3,000,000           3,000,000           3,000,000
   Additional paid-in capital                       144,428,000         144,428,000         144,428,000
   Retained earnings                                 34,737,000          31,361,000          14,826,000
   Accumulated other comprehensive income             2,510,000           7,266,000           5,824,000
                                                 --------------      --------------      --------------

   Total shareholder's equity                       184,675,000         186,055,000         168,078,000
                                                 --------------      --------------      --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $2,007,682,000      $1,942,220,000      $1,984,490,000
                                                 ==============      ==============      ==============


                             See accompanying notes

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                            Years Ended September 30,
                                         Three Months Ended    -----------------------------------------------------
                                         December 31, 1998          1998               1997                 1996
                                         -----------------     -------------       -------------       -------------
Investment income                          $  28,010,000       $ 117,496,000       $  65,559,000       $   9,957,000
                                           -------------       -------------       -------------       -------------

Interest expense on:
    Fixed annuity contracts                  (18,406,000)        (80,624,000)        (45,765,000)         (7,155,000)
    Senior indebtedness                           (1,000)           (109,000)           (589,000)             (4,000)
                                           -------------       -------------       -------------       -------------

    Total interest expense                   (18,407,000)        (80,733,000)        (46,354,000)         (7,159,000)
                                           -------------       -------------       -------------       -------------

NET INVESTMENT INCOME                          9,603,000          36,763,000          19,205,000           2,798,000
                                           -------------       -------------       -------------       -------------

NET REALIZED INVESTMENT
    GAINS (LOSSES)                               797,000           4,690,000           5,020,000            (539,000)
                                           -------------       -------------       -------------       -------------

Fee income:
    Variable annuity fees                      1,189,000           3,607,000           1,712,000             690,000
    Surrender charges                            662,000           4,350,000           1,809,000             221,000
                                           -------------       -------------       -------------       -------------

TOTAL FEE INCOME                               1,851,000           7,957,000           3,521,000             911,000
                                           -------------       -------------       -------------       -------------

GENERAL AND ADMINISTRATIVE
    EXPENSES                                  (1,548,000)         (3,301,000)         (3,222,000)         (1,480,000)
                                           -------------       -------------       -------------       -------------

AMORTIZATION OF DEFERRED
    ACQUISITION COSTS                         (5,046,000)        (17,120,000)        (10,386,000)           (500,000)
                                           -------------       -------------       -------------       -------------

ANNUAL COMMISSIONS                               (90,000)           (348,000)           (195,000)            (19,000)
                                           -------------       -------------       -------------       -------------

PRETAX INCOME                                  5,567,000          28,641,000          13,943,000           1,171,000

Income tax expense                            (2,191,000)        (12,106,000)         (5,090,000)           (448,000)
                                           -------------       -------------       -------------       -------------

NET INCOME                                     3,376,000          16,535,000           8,853,000             723,000

OTHER COMPREHENSIVE INCOME
    (LOSS), NET OF TAX:

Net unrealized gains on bonds
  and notes available for sale:
       Net unrealized gains (losses)
          on bonds and notes
          available for sale
          identified in the current
          period                              (4,094,000)          3,818,000           8,633,000             136,000
       Less reclassification
          Adjustment for net realized
          gains included in net
          income                                (662,000)         (2,376,000)         (2,628,000)            543,000
                                           -------------       -------------       -------------       -------------

OTHER COMPREHENSIVE INCOME (LOSS)             (4,756,000)          1,442,000           6,005,000             679,000
                                           -------------       -------------       -------------       -------------

COMPREHENSIVE INCOME (LOSS)                $  (1,380,000)      $  17,977,000       $  14,858,000       $   1,402,000
                                           =============       =============       =============       =============


                             See accompanying notes

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS

                                                                              Years Ended September 30,
                                           Three Months Ended   -----------------------------------------------------
                                            December 31, 1998        1998                1997                  1996
                                           ------------------   -------------       -------------       -------------
CASH FLOWS FROM OPERATING
    ACTIVITIES:
    Net income                              $   3,376,000       $  16,535,000       $   8,853,000       $     723,000
    Adjustments to reconcile
       net income to net cash
       provided by operating
       activities:
          Interest credited to
              fixed annuity contracts          18,406,000          80,624,000          45,765,000           7,155,000
          Net realized investment
              (gains)losses                      (797,000)         (4,690,000)         (5,020,000)            539,000
          Accretion of net
              Discounts on investments           (377,000)         (1,985,000)         (1,070,000)           (343,000)
          Amortization of goodwill                 14,000              58,000              58,000              58,000
          Provision for deferred
              income taxes                        981,000            (389,000)            401,000             740,000
    Change in:
       Deferred acquisition costs               4,256,000           5,642,000          (4,215,000)         (5,736,000)
       Income taxes receivable/
          payable                                 (33,000)          7,941,000           2,535,000            (322,000)
    Other, net                                 (1,945,000)          8,472,000          (2,289,000)           (254,000)
                                            -------------       -------------       -------------       -------------

NET CASH PROVIDED BY OPERATING
    ACTIVITIES                                 23,881,000         112,208,000          45,018,000           2,560,000
                                            -------------       -------------       -------------       -------------

CASH FLOWS FROM INVESTING
    ACTIVITIES:
    Purchases of:
       Bonds and notes                       (323,897,000)       (761,591,000)       (833,174,000)       (124,681,000)
       Mortgage loans                                --           (82,256,000)               --                  --
       Other investments, excluding
          short-term investments                     --               (11,000)               --                  --
    Sales of:
       Bonds and notes                        271,632,000         864,763,000         561,887,000          80,440,000
       Mortgage loans                                --                  --            88,371,000                --
       Other investments, excluding
          short-term investments                     --               494,000             140,000                --
    Redemptions and maturities of:
       Bonds and notes                         18,231,000          81,254,000          51,600,000          11,514,000
       Mortgage loans                          11,253,000          24,501,000          13,535,000           4,736,000
       Other investments, excluding
          short-term investments                  320,000                --                99,000                --
                                            -------------       -------------       -------------       -------------

NET CASH PROVIDED (USED) BY
    INVESTING ACTIVITIES                      (22,461,000)        127,154,000        (117,542,000)        (27,991,000)
                                            -------------       -------------       -------------       -------------

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                                          Years Ended September 30,
                                      Three Months Ended     -----------------------------------------------------
                                       December 31, 1998         1998                1997                 1996
                                      ------------------     -------------       -------------       -------------
CASH FLOWS FROM FINANCING
    ACTIVITIES:
    Premium receipts on fixed
       annuity contracts                 $  19,411,000       $ 130,851,000       $ 131,711,000       $  45,417,000
    Net exchanges from the fixed
       accounts of variable annuity
       contracts                            (9,340,000)        (47,852,000)        (22,346,000)         (4,719,000)
    Withdrawal payments on fixed
       annuity contracts                   (49,744,000)       (221,629,000)        (88,229,000)         (9,850,000)
    Claims and annuity payments
       on fixed annuity contracts           (7,697,000)        (36,892,000)        (13,774,000)         (3,752,000)
    Capital contributions received                --                  --             5,000,000                --
    Net receipts from (repayments
       of) other short-term
       financings                            8,737,000         (23,970,000)         18,659,000          (1,340,000)
    Cession of non-annuity
       product lines                              --           (34,776,000)               --                  --
                                         -------------       -------------       -------------       -------------

NET CASH PROVIDED (USED) BY
    FINANCING ACTIVITIES                   (38,633,000)       (234,268,000)         31,021,000          25,756,000
                                         -------------       -------------       -------------       -------------

NET INCREASE (DECREASE) IN CASH
    AND SHORT-TERM INVESTMENTS             (37,213,000)          5,094,000         (41,503,000)            325,000

CASH AND SHORT-TERM INVESTMENTS
    AT BEGINNING OF PERIOD                  55,679,000          50,585,000           6,707,000           6,382,000

CASH AND SHORT-TERM INVESTMENTS
    OF JOHN ALDEN LIFE INSURANCE
    COMPANY OF NEW YORK AT DATE OF
    ACQUISTION                                    --                  --            85,381,000                --
                                         -------------       -------------       -------------       -------------

CASH AND SHORT-TERM INVESTMENTS
    AT END OF PERIOD                     $  18,466,000       $  55,679,000       $  50,585,000       $   6,707,000
                                         =============       =============       =============       =============

SUPPLEMENTAL CASH FLOW
    INFORMATION:

    Interest paid on indebtedness        $       1,000       $     109,000       $     589,000       $       4,000
                                         =============       =============       =============       =============

    Net income taxes paid                $        --         $   5,439,000       $   2,154,000       $      30,000
                                         =============       =============       =============       =============


                             See accompanying notes

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged primarily in the business of selling and administering fixed and variable annuity contracts in the state of New York.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strengths, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.       BUSINESS COMBINATION

         On March 31, 1997, SunAmerica Life Insurance Company, the direct parent of the Company, completed the acquisition of all of the outstanding stock of John Alden Life Insurance Company of New York ("JANY"). On October 31, 1997, JANY was merged with and into the Company. On the date of acquisition, JANY had assets having an aggregate fair value of $1,536,179,000, composed primarily of invested assets totaling $1,403,807,000. Liabilities assumed in this acquisition totaled $1,411,179,000, including $1,363,764,000 of fixed annuity reserves. An amount equal to the excess of the purchase price over the fair value of the net assets acquired, amounting to $103,695,000 at September 30, 1997, is included in Deferred Acquisition Costs in the balance sheet. The acquisition was accounted for by using the purchase method of accounting and the merger by using the pooling method from the date of acquisition through the date of merger. The balance sheet at September 30, 1997 and the income statement and statement of cash flows for the year ended September 30, 1997 have been restated from those originally contained in the September 30, 1997 Annual Report on Form 10-K to include the assets and liabilities of JANY and the results of JANY's operations and cash flows for the six-month period from April 1, 1997 through September 30, 1997. On a pro forma (unaudited) basis, assuming the acquisition and merger had occurred on October 1,1995, the beginning of the earliest period presented herein, revenues (net investment income, net realized investment losses and fee income) would have been $40,891,000 and $29,768,000 and net income would have been $12,434,000 and $6,710,000 for the years ended September 30, 1997 and 1996, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc. On January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. ("AIG") in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, on the date of merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Inc. ("SunAmerica").

         The accompanying financial statements have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain items have been reclassified to conform to the current period's presentation.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds and notes available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds and notes are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Other invested assets include real estate, which is carried at the lower of cost or fair value, policy loans, which are carried at unpaid balances, and common stock, which is carried at fair value.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts.

         Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Deferred acquisition costs consist of commissions and other costs that vary with, and are

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         primarily related to, the production or acquisition of new business. As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. Deferred Acquisition Costs have been decreased by $15,900,000 at December 31, 1998, $30,000,000 at September 30, 1998 and $31,200,000 at September
         30, 1997 for this adjustment.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounting to $691,000 at December 31, 1998, is amortized by using the straight-line method over a period of 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

         FEE INCOME: Variable annuity fees and surrender charges are recorded in income as earned.

         INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130"). SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 became effective for the Company as of October 1, 1998 and is included in these financial statements. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001 and is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

4.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year. The financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for comparable prior period are summarized below.

                                                                 Three Months Ended
                                                                  December 31, 1997
                                                                 ------------------
         Investment income                                           $29,882,000

         Net investment income                                         8,547,000

         Net realized investment gains                                 2,075,000

         Total fee income                                              1,653,000

         Pretax income                                                 7,193,000

         Net income                                                    4,274,000

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.       INVESTMENTS

         The amortized cost and estimated fair value of bonds and notes available for sale by major category follow:

                                                                     Estimated
                                              Amortized                Fair
                                                Cost                   Value
                                            --------------        --------------
AT DECEMBER 31, 1998:

Securities of the United States
    Government                              $   10,230,000        $   10,263,000
Mortgage-backed securities                     534,759,000           546,409,000
Securities of public utilities                  78,396,000            80,442,000
Corporate bonds and notes                      567,624,000           573,599,000
Other debt securities                          102,629,000           102,677,000
                                            --------------        --------------

    Total                                   $1,293,638,000        $1,313,390,000
                                            ==============        ==============

AT SEPTEMBER 30, 1998:

Securities of the United States
    Government                              $      518,000        $      549,000
Mortgage-backed securities                     454,934,000           472,557,000
Securities of public utilities                  81,525,000            84,711,000
Corporate bonds and notes                      658,674,000           677,717,000
Other debt securities                           67,052,000            68,338,000
                                            --------------        --------------

    Total                                   $1,262,703,000        $1,303,872,000
                                            ==============        ==============

AT SEPTEMBER 30, 1997:

Securities of the United States
    Government                              $   36,083,000        $   36,950,000
Mortgage-backed securities                     487,585,000           501,683,000
Securities of public utilities                  50,855,000            53,018,000
Corporate bonds and notes                      754,322,000           775,073,000
Other debt securities                          130,267,000           132,529,000
                                            --------------        --------------

    Total                                   $1,459,112,000        $1,499,253,000
                                            ==============        ==============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         The amortized cost and estimated fair value of bonds and notes available for sale by contractual maturity, as of December 31, 1998, follow:

                                                                      Estimated
                                                 Amortized              Fair
                                                   Cost                Value
                                              --------------      --------------
Due in one year or less                       $   14,462,000      $   14,611,000
Due after one year through five years            265,297,000         272,005,000
Due after five years through ten years           379,066,000         380,664,000
Due after ten years                              100,054,000          99,701,000
Mortgage-backed securities                       534,759,000         546,409,000
                                              --------------      --------------

    Total                                     $1,293,638,000      $1,313,390,000
                                              ==============      ==============

         Actual maturities of bonds and notes will differ from those shown above due to prepayments and redemptions. Gross unrealized gains and losses on bonds and notes available for sale by major category follow:

                                                  Gross               Gross
                                                Unrealized          Unrealized
                                                  Gains               Losses
                                               ------------        ------------
AT DECEMBER 31, 1998:

Securities of the United States
    Government                                 $     35,000        $     (2,000)
Mortgage-backed securities                       13,104,000          (1,454,000)
Securities of public utilities                    2,585,000            (539,000)
Corporate bonds and notes                        18,093,000         (12,118,000)
Other debt securities                               748,000            (700,000)

                                               ------------        ------------

    Total                                      $ 34,565,000        $(14,813,000)
                                               ============        ============

AT SEPTEMBER 30, 1998:

Securities of the United States
    Government                                 $     31,000        $       --
Mortgage-backed securities                       17,733,000            (110,000)
Securities of public utilities                    3,562,000            (376,000)
Corporate bonds and notes                        30,219,000         (11,176,000)
Other debt securities                             1,297,000             (11,000)
                                               ------------        ------------

    Total                                      $ 52,842,000        $(11,673,000)
                                               ============        ============

AT SEPTEMBER 30, 1997:

Securities of the United States
    Government                                 $    867,000        $       --
Mortgage-backed securities                       14,176,000             (78,000)
Securities of public utilities                    2,163,000                --
Corporate bonds and notes                        21,181,000            (430,000)
Other debt securities                             2,270,000              (8,000)
                                               ------------        ------------

    Total                                      $ 40,657,000        $   (516,000)
                                               ============        ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross unrealized gains on equity securities available for sale aggregated $9,000 at December 31, 1998 and September 30, 1998 and $19,000 at September 30, 1997. There were no gross unrealized losses at December 31, 1998, September 30, 1998 and September 30, 1997.

         Gross realized investment gains and losses on sales of investments are as follows:

                                                           Years Ended September 30,
                          Three Months Ended    --------------------------------------------------
                           December 31, 1998        1998               1997               1996
                          ------------------    ------------       ------------       ------------
BONDS AND NOTES:
    Realized gains           $  4,290,000       $ 13,067,000       $  6,441,000       $  1,039,000
    Realized losses            (1,843,000)        (7,509,000)        (1,466,000)        (1,295,000)

MORTGAGE LOANS:
    Realized losses                  --             (289,000)           (15,000)              --

OTHER INVESTMENTS:
    Realized gains                   --               22,000            140,000               --
    Realized losses                  --             (209,000)              --             (112,000)

IMPAIRMENT WRITEDOWNS          (1,650,000)          (392,000)           (80,000)          (171,000)
                             ------------       ------------       ------------       ------------

    Total net realized
       investment gains
       (losses)              $    797,000       $  4,690,000       $  5,020,000       $   (539,000)
                             ============       ============       ============       ============

The sources and related amounts of investment income are as follows:

                                                              Years Ended September 30,
                              Three Months Ended   ------------------------------------------------
                               December 31, 1998       1998              1997              1996
                              ------------------   ------------      ------------      ------------
Short-term investments           $  1,122,000      $  2,340,000         1,334,000      $    390,000
Bonds and notes                    22,811,000       100,808,000        56,253,000         9,186,000
Mortgage loans                      3,980,000        13,901,000         7,714,000           381,000
Other invested assets                  97,000           447,000           258,000              --
                                 ------------      ------------      ------------      ------------

    Total investment income      $ 28,010,000      $117,496,000      $ 65,559,000      $  9,957,000
                                 ============      ============      ============      ============

         Expenses incurred to manage the investment portfolio amounted to $218,000 for the three months ended December 31, 1998, $814,000 for the year ended September 30, 1998, $387,000 for the year ended September 30, 1997, and $121,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

         At December 31, 1998, there were no investments in any one entity or its affiliates that exceeded 10% of the Company's shareholders equity.

         At December 31, 1998, mortgage loans were collateralized by properties located in 34 states and the District of Columbia, with loans totaling approximately 17% of the aggregate carrying value of the portfolio secured by properties located in New York, approximately 16% by properties located in California, 11% by properties located in Michigan and no more than 9% of the portfolio was secured by properties in any other single state.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         At December 31, 1998, bonds and notes included $103,041,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1998.

         At December 31, 1998, the carrying value of investments in default as to the payment of principal or interest was $4,961,000. Such nonperforming investments had an estimated fair value equal to their carrying value.

         At December 31, 1998, $518,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

6.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS AND NOTES: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RECEIVABLE FROM (PAYABLE TO) BROKERS FOR SALES (PURCHASES) OF
         SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

         The estimated fair values of the Company's financial instruments at December 31, 1998, September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                 Carrying               Fair
                                                   Value               Value
                                              --------------      --------------
DECEMBER 31, 1998:

ASSETS:
    Cash and short-term investments           $   18,466,000      $   18,466,000
    Bonds and notes                            1,313,390,000       1,313,390,000
    Mortgage loans                               176,737,000         182,013,000
    Variable annuity assets held in
       separate accounts                         344,619,000         344,619,000
    Receivable from brokers for sales
       of securities                              30,597,000          30,597,000

LIABILITIES:
    Reserves for fixed annuity contracts       1,432,558,000       1,382,574,000
    Variable annuity liabilities related
       to separate accounts                      344,619,000         328,064,000
    Payable to brokers for purchase of
       securities                                 19,806,000          19,806,000
                                              ==============      ==============

SEPTEMBER 30, 1998:

ASSETS:
    Cash and short-term investments           $   55,679,000      $   55,679,000
    Bonds and notes                            1,303,872,000       1,303,872,000
    Mortgage loans                               187,906,000         194,471,000
    Variable annuity assets held in
       separate accounts                         271,865,000         271,865,000
    Receivable from brokers for
       sales of securities                         6,661,000           6,661,000

LIABILITIES:
    Reserves for fixed annuity
       contracts                               1,460,856,000       1,406,853,000
    Variable annuity liabilities
       related to separate accounts              271,865,000         256,623,000
    Payable to brokers for purchase of
       securities                                     60,000              60,000
                                              ==============      ==============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                               Carrying               Fair
                                                 Value                Value
                                            --------------      --------------
SEPTEMBER 30, 1997:

ASSETS:
    Cash and short-term investments         $   50,585,000      $   50,585,000
    Bonds and notes                          1,499,253,000       1,499,253,000
    Mortgage loans                             131,117,000         136,648,000
    Variable annuity assets held in
       separate accounts                       171,475,000         171,475,000

LIABILITIES:
    Reserves for fixed annuity
       contracts                             1,556,656,000       1,486,551,000
    Variable annuity liabilities
       related to separate accounts            171,475,000         163,045,000
    Payable to brokers for purchase of
       securities                               12,460,000          12,460,000
                                            ==============      ==============

7.       COMMITMENTS AND CONTINGENT LIABILITIES

         In the ordinary course of business, the Company has entered into funding commitments to purchase approximately $11,700,000 of asset-backed securities at December 31, 1998. The commitments ultimately expire in 2008 and, if funded, the purchases will be made at various prices based on spreads of 175 basis points over the three month LIBOR rate at the date of purchase.

         The Company is involved in various kinds of litigation common to its business. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations, or cash flows.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 1998 and September 30, 1998, 300 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                                                    Years Ended September 30,
                                Three Months Ended     -----------------------------------------------------
                                 December 31, 1998         1998                 1997               1996
                                ------------------     -------------       -------------       -------------
ADDITIONAL PAID-IN CAPITAL:
    Beginning balances             $ 144,428,000       $ 144,428,000       $  14,428,000       $  14,428,000
    Additional paid-in
       capital acquired as
       a result of the
       merger with JANY                     --                  --           125,000,000                --
    Capital contributions
       received                             --                  --             5,000,000                --
                                   -------------       -------------       -------------       -------------

       Ending balances             $ 144,428,000       $ 144,428,000       $ 144,428,000       $  14,428,000
                                   =============       =============       =============       =============

RETAINED EARNINGS:
    Beginning balances             $  31,361,000       $  14,826,000       $   5,973,000       $   5,250,000
    Net income                         3,376,000          16,535,000           8,853,000             723,000
                                   -------------       -------------       -------------       -------------

    Ending balances                $  34,737,000       $  31,361,000       $  14,826,000       $   5,973,000
                                   =============       =============       =============       =============

ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):
       Beginning balances          $   7,266,000       $   5,824,000       $    (181,000)      $    (860,000)
       Change in net
          Unrealized gains
          (losses) on bonds
          and notes available
          for sale                   (21,416,000)          1,018,000          40,538,000           1,145,000
       Change in adjustment
          to deferred
          acquisition costs           14,100,000           1,200,000         (31,300,000)           (100,000)
       Tax effects of net
          Changes                      2,560,000            (776,000)         (3,233,000)           (366,000)
                                   -------------       -------------       -------------       -------------

       Ending balances             $   2,510,000       $   7,266,000       $   5,824,000       $    (181,000)
                                   =============       =============       =============       =============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.       SHAREHOLDER'S EQUITY (Continued)

         For a life insurance company domiciled in the State of New York, no dividend may be distributed to any shareholder unless notice of the domestic insurer's intention to declare such dividend and the amount have been filed with the Superintendent of Insurance not less than 30 days in advance of such proposed declaration, or if the Superintendent disapproves the distribution of the dividend within the 30-day period. No dividends were paid in the three months ended December 31, 1998 or the fiscal years ended 1998, 1997 or 1996.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the year ended year ended December 31, 1998 was $16,263,000. The statutory net income for the nine months ended September 30, 1998 was $15,170,000. The statutory net income for the year ended December 31, 1997 was $18,390,000 and the statutory net income for the year ended December 31, 1996 was $9,989,000. The Company's statutory capital and surplus was $96,474,000 at December 31, 1998, $94,239,000 at September 30,
         1998, $83,861,000 at September 30, 1997 and $77,929,000 at September
         30, 1996.

9.       INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                  Net realized
                                   Investment
                                 Gains (Losses)       Operations            Total
                                 --------------      ------------       ------------
December 31, 1998:

Currently payable                 $  1,165,000       $     45,000       $  1,210,000
Deferred                              (595,000)         1,576,000            981,000
                                  ------------       ------------       ------------

    Total income tax expense      $    570,000       $  1,621,000       $  2,191,000
                                  ============       ============       ============

September 30, 1998:

Currently payable                 $  2,711,000       $  9,784,000       $ 12,495,000
Deferred                              (515,000)           126,000           (389,000)
                                  ------------       ------------       ------------

    Total income tax expense      $  2,196,000       $  9,910,000       $ 12,106,000
                                  ============       ============       ============

September 30, 1997:

Currently payable                 $  1,790,000       $  2,899,000       $  4,689,000
Deferred                               (11,000)           412,000            401,000
                                  ------------       ------------       ------------

    Total income tax expense      $  1,779,000       $  3,311,000       $  5,090,000
                                  ============       ============       ============

September 30, 1996:

Currently payable                 $   (121,000)      $   (171,000)      $   (292,000)
Deferred                              (105,000)           845,000            740,000
                                  ------------       ------------       ------------

    Total income tax expense      $   (226,000)      $    674,000       $    448,000
                                  ============       ============       ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.       INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                     Years Ended September 30,
                                  Three Months Ended     --------------------------------------------------
                                   December 31, 1998        1998               1997                 1996
                                  ------------------     -----------        -----------         -----------
Amount computed at
    statutory rate                    $ 1,949,000        $10,024,000        $ 4,880,000         $   410,000
Increases (decreases)
    resulting from:
       Amortization of
          differences between
          between book and tax
          bases of net assets
          acquired                          5,000             20,000             20,000              20,000
       State income taxes,
          net of federal tax
          benefit                         237,000          2,042,000            200,000              25,000
       Other, net                            --               20,000            (10,000)             (7,000)
                                      -----------        -----------        -----------         -----------

       Total income tax
          expense                     $ 2,191,000        $12,106,000        $ 5,090,000         $   448,000
                                      ===========        ===========        ===========         ===========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.       INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                         Years Ended September 30,
                                   December 31,       -------------------------------
                                       1998               1998                1997
                                   ------------       ------------       ------------
DEFERRED TAX LIABILITIES:
Investments                        $  1,517,000       $  1,782,000       $    891,000
Deferred acquisition costs           29,018,000         29,505,000         30,144,000
Net unrealized gains on debt
    and equity securities
    available for sale                1,347,000          3,912,000          3,136,000
Other liabilities                        46,000             46,000            125,000
                                   ------------       ------------       ------------

    Total deferred tax
       liabilities                   31,928,000         35,245,000         34,296,000
                                   ------------       ------------       ------------

DEFERRED TAX ASSETS:
Contractholder reserves             (18,550,000)       (18,535,000)       (26,202,000)
State income taxes                      (79,000)           (79,000)           (80,000)
Other assets                         (9,507,000)       (11,260,000)        (3,030,000)
                                   ------------       ------------       ------------

    Total deferred tax assets       (28,136,000)       (29,874,000)       (29,312,000)
                                   ------------       ------------       ------------

    Deferred income taxes          $  3,792,000       $  5,371,000       $  4,984,000
                                   ============       ============       ============

10.      ADOPTION OF NEW ACCOUNTING STANDARD

         Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior year are disclosed to conform to the current year's presentation.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.      ADOPTION OF NEW ACCOUNTING STANDARD (Continued)

         The before tax, after tax, and tax (expense) benefit amounts for each component of the (decrease) increase in unrealized gains on bonds and notes available for sale for both the current and prior periods are summarized below:

                                                              Tax Benefit
                                            Before Tax         (Expense)          Net of Tax
                                           ------------       ------------       ------------
Three months ended December 31, 1998:

Net unrealized losses on debt
    and equity securities available
    for sale identified in the
    current period                         $(17,664,000)      $  6,182,000       $(11,482,000)

Increase in deferred acquisition
    cost adjustment identified in
    the current period                       11,367,000         (3,979,000)         7,388,000
                                           ------------       ------------       ------------

Subtotal                                     (6,297,000)         2,203,000         (4,094,000)
                                           ------------       ------------       ------------

Reclassification adjustment for:
    Net realized gains included
       in net income                         (3,752,000)         1,314,000         (2,438,000)
Related change in deferred
       acquisition costs                      2,733,000           (957,000)         1,776,000
                                           ------------       ------------       ------------
    Total reclassification
       adjustment                            (1,019,000)           357,000           (662,000)
                                           ------------       ------------       ------------

Total other comprehensive loss             $ (7,316,000)      $  2,560,000       $ (4,756,000)
                                           ============       ============       ============

Fiscal Year ended September 30, 1998:

Net unrealized gains on debt
    and equity securities available
    for sale identified in the
    current period                         $ 17,664,000       $ (6,182,000)      $ 11,482,000

Increase in deferred acquisition
    cost adjustment identified in
    the current period                      (11,732,000)         4,106,000         (7,626,000)
                                           ------------       ------------       ------------

Subtotal                                      5,932,000         (2,076,000)         3,856,000
                                           ------------       ------------       ------------

Reclassification adjustment for:
    Net realized gains included
       in net income                        (16,646,000)         5,826,000        (10,820,000)

Related change in deferred
       acquisition costs                     12,932,000         (4,526,000)         8,406,000
                                           ------------       ------------       ------------
    Total reclassification
       adjustment                            (3,714,000)         1,300,000         (2,414,000)
                                           ------------       ------------       ------------

Total other comprehensive income           $  2,218,000       $   (776,000)      $  1,442,000
                                           ============       ============       ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.      COMPREHENSIVE INCOME (Continued)

                                                              Tax Benefit
                                            Before Tax         (Expense)          Net of Tax
                                           ------------       ------------       ------------
Fiscal Year ended September 30, 1997:

Net unrealized gains on debt
    and equity securities available
    for sale identified in the
    current period                         $ 45,904,000       $(16,066,000)      $ 29,838,000

Increase in deferred acquisition
    cost adjustment identified in
    the current period                      (32,720,000)        11,452,000        (21,268,000)
                                           ------------       ------------       ------------

Subtotal                                     13,184,000         (4,614,000)         8,570,000
                                           ------------       ------------       ------------

Reclassification adjustment for:
    Net realized gains included
       in net income                         (5,366,000)         1,878,000         (3,488,000)
    Related change in deferred
       acquisition costs                      1,420,000           (497,000)           923,000
                                           ------------       ------------       ------------
    Total reclassification
       adjustment                            (3,946,000)         1,381,000         (2,565,000)
                                           ------------       ------------       ------------

Total other comprehensive income           $  9,238,000       $ (3,233,000)      $  6,005,000
                                           ============       ============       ============


Fiscal Year ended September 30, 1996:

Net unrealized gains on debt
    and equity securities available
    for sale identified in the
    current period                         $    181,000       $    (63,000)      $    118,000

Increase in deferred acquisition
    cost adjustment identified in
    the current period                           27,000             (9,000)            18,000
                                           ------------       ------------       ------------

Subtotal                                        208,000            (72,000)           136,000
                                           ------------       ------------       ------------

Reclassification adjustment for:
    Net realized gains included
       in net income                            964,000           (337,000)           627,000
    Related change in deferred
       acquisition costs                       (127,000)            43,000            (84,000)
                                           ------------       ------------       ------------
    Total reclassification
       adjustment                               837,000           (294,000)           543,000
                                           ------------       ------------       ------------

Total other comprehensive income           $  1,045,000       $   (366,000)      $    679,000
                                           ============       ============       ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

11.      RELATED-PARTY MATTERS

         The Company pays commissions to six affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp., Spelman & Co. Inc. and Royal Alliance Associates, Inc. Commissions paid to these broker-dealers totaled $615,000 in the three months ended December 31, 1998, $3,855,000 in the year ended 1998, $4,486,000 in the year ended 1997, and $2,646,000 in the year ended 1996. These broker-dealers represent a significant portion of the Company's business, amounting to 33.7%, 33.0%, 38.9% and 57.9% of premiums in the three months ended December 31, 1998, and the years ended 1998, 1997 and 1996, respectively. No single unaffiliated broker-dealer was responsible for more than 30% of total premiums in the three months ended December 31, 1998 or the years ended September 30, 1998, 1997, and 1996.

         The Company paid occupancy and office services expenses to Royal Alliance Associates, Inc. totaling $15,000 for the year ended September 30, 1996. The Company paid no such charges in the three months ended December 31, 1998 or the years ended September 30, 1998 and 1997.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $1,631,000 for the three months ended December 31, 1998, $3,877,000 for the year ended September 30, 1998 and $2,454,000 for the year ended September 30, 1997 and $2,097,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $630,000, $1,877,000, $1,223,000 and $1,082,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the income statement.

12.      SUBSEQUENT EVENTS

         On December 31, 1998, Anchor National Life Insurance Company ("ANLIC"), an affiliate of the Company, acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, incurring a ceding commission of $128,420,000. As part of this transaction, ANLIC received assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,317,365,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. This business was assumed from MBL Life subject to existing reinsurance ceded agreements.

         Included in the block of business acquired from MBL Life was approximately $282,947,000 of individual life business and $404,318,000 of group annuity business whose contract owners are residents of New York State (the "New York Business"). On July 1, 1999, the New York Business was acquired by the Company, via an assumption reinsurance agreement with MBL Life, which superseded the coinsurance agreement. The $128,420,000 ceding commission was allocated between the Company and its affiliate based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

                          VARIABLE ANNUITY ACCOUNT ONE

                                       OF

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS


March 22, 1999


To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account One


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account One, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 1998, the results of their operations for the year then ended, and the changes in their net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               December 31, 1998



                                            Foreign     Capital                  Natural     Growth and   Strategic
                                          Securities  Appreciation   Growth     Resources     Income      Multi-Asset   Multi-Asset
                                           Portfolio   Portfolio    Portfolio   Portfolio     Portfolio   Portfolio      Portfolio
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------
Assets:
    Investments in Anchor Series Trust,
        at market value                   $  553,151   $2,384,179   $2,959,668   $  170,564   $  985,838   $  349,819   $2,229,191

Liabilities                                        0            0            0            0            0            0            0
                                          ----------   ----------   ----------   ----------   ----------   ----------   ----------

Net Assets                                $  553,151   $2,384,179   $2,959,668   $  170,564   $  985,838   $  349,819   $2,229,191
                                          ==========   ==========   ==========   ==========   ==========   ==========   ==========


Accumulation units outstanding                36,001       45,191       43,070       11,838       26,657       13,136       67,060
                                          ==========   ==========   ==========   ==========   ==========   ==========   ==========

Unit value of accumulation units          $    15.37   $    52.75   $    68.72   $    14.41   $    36.98   $    26.63   $    33.24
                                          ==========   ==========   ==========   ==========   ==========   ==========   ==========


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               December 31, 1998
                                   (Continued)


                                                                                  Government and
                                          High Yield    Target '98   Fixed Income  Quality Bond   Money Market
                                           Portfolio     Portfolio     Portfolio      Portfolio     Portfolio     TOTAL
                                          -----------   -----------   -----------   -----------   -----------   -----------
Assets:
    Investments in Anchor Series Trust,
        at market value                   $   440,158   $         0   $   169,847   $   863,893   $   224,707   $11,331,015

Liabilities                                         0             0             0             0             0             0
                                          -----------   -----------   -----------   -----------   -----------   -----------

Net Assets                                $   440,158   $         0   $   169,847   $   863,893   $   224,707   $11,331,015
                                          ===========   ===========   ===========   ===========   ===========   ===========


Accumulation units outstanding                 18,381             0         5,743        27,540        12,042
                                          ===========   ===========   ===========   ===========   ===========

Unit value of accumulation units          $     23.95   $         0   $     29.57   $     31.37   $     18.66
                                          ===========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                December 31, 1998




                                                              Market Value             Market
Variable Accounts                             Shares           Per Share                Value                 Cost
--------------------------------            ---------        -------------           ---------           ----------
Foreign Securities Portfolio                  51,765             $ 10.69          $   553,151           $  554,952

Capital Appreciation Portfolio                66,983               35.59            2,384,179            1,501,066

Growth Portfolio                              91,009               32.52            2,959,668            1,950,271

Natural Resources Portfolio                   14,720               11.59              170,564              211,783

Growth and Income Portfolio                   46,708               21.11              985,838              652,628

Strategic Multi-Asset Portfolio               33,429               10.46              349,819              387,121

Multi-Asset Portfolio                        165,257               13.49            2,229,191            2,125,746

High Yield Portfolio                          64,756                6.80              440,158              531,084

Target '98 Portfolio                               0                0.00                    0                    0

Fixed Income Portfolio                        12,866               13.20              169,847              177,178

Government and Quality Bond Portfolio         59,028               14.64              863,893              824,205

Money Market Portfolio                       224,707                1.00              224,707              224,707
                                                                                  -----------           ----------

                                                                                  $11,331,015           $9,140,741
                                                                                  ===========           ==========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               December 31, 1998




                                                              Foreign         Capital                      Natural     Growth and
                                                            Securities      Appreciation    Growth        Resources      Income
                                                             Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                                             -----------    -----------    -----------    -----------   -----------
Investment income:
    Dividends and capital gains distributions                $    84,417    $   197,682    $   163,574    $     4,470   $    44,351
                                                             -----------    -----------    -----------    -----------   -----------
        Total investment income                                   84,417        197,682        163,574          4,470        44,351
                                                             -----------    -----------    -----------    -----------   -----------

Expenses:
    Mortality risk charge                                         (5,687)       (22,848)       (26,489)        (1,644)       (8,756)
    Expense risk charge                                           (2,212)        (8,885)       (10,301)          (639)       (3,405)
    Distribution expense charge                                     (948)        (3,808)        (4,415)          (274)       (1,459)
                                                             -----------    -----------    -----------    -----------   -----------

        Total expenses                                            (8,847)       (35,541)       (41,205)        (2,557)      (13,620)
                                                             -----------    -----------    -----------    -----------   -----------

Net investment income                                             75,570        162,141        122,369          1,913        30,731
                                                             -----------    -----------    -----------    -----------   -----------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                    227,319      1,719,717      1,240,540         40,868       277,869
    Cost of shares sold                                         (215,503)    (1,158,884)      (899,954)       (42,844)     (197,496)
                                                             -----------    -----------    -----------    -----------   -----------

Net realized gains (losses) from
    securities transactions                                       11,816        560,833        340,586         (1,976)       80,373
                                                             -----------    -----------    -----------    -----------   -----------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                           28,109      1,176,697        755,319         (6,687)      206,643
    End of period                                                 (1,801)       883,113      1,009,397        (41,219)      333,210
                                                             -----------    -----------    -----------    -----------   -----------

Change in net unrealized appreciation/depreciation
    of investments                                               (29,910)      (293,584)       254,078        (34,532)      126,567
                                                             -----------    -----------    -----------    -----------   -----------

Increase (decrease) in net assets from operations            $    57,476    $   429,390    $   717,033    $   (34,595)  $   237,671
                                                             ===========    ===========    ===========    ===========   ===========


                                                                Strategic
                                                                Multi-Asset   Multi-Asset
                                                                 Portfolio      Portfolio
                                                                -----------    -----------
Investment income:
    Dividends and capital gains distributions                   $    59,438    $   453,662
                                                                -----------    -----------
        Total investment income                                      59,438        453,662
                                                                -----------    -----------

Expenses:
    Mortality risk charge                                            (3,472)       (23,961)
    Expense risk charge                                              (1,350)        (9,318)
    Distribution expense charge                                        (579)        (3,993)
                                                                -----------    -----------

        Total expenses                                               (5,401)       (37,272)
                                                                -----------    -----------

Net investment income                                                54,037        416,390
                                                                -----------    -----------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       193,420      1,605,688
    Cost of shares sold                                            (189,709)    (1,479,687)
                                                                -----------    -----------

Net realized gains (losses) from
    securities transactions                                           3,711        126,001
                                                                -----------    -----------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                             (39,234)        90,046
    End of period                                                   (37,302)       103,445
                                                                -----------    -----------

Change in net unrealized appreciation/depreciation
    of investments                                                    1,932         13,399
                                                                -----------    -----------

Increase (decrease) in net assets from operations               $    59,680    $   555,790
                                                                ===========    ===========



                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               December 31, 1998
                                   (Continued)

                                                                                         Government and
                                                  High Yield   Target '98    Fixed Income  Quality Bond  Money Market
                                                   Portfolio    Portfolio      Portfolio     Portfolio     Portfolio       TOTAL
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
    Dividends and capital gains distributions     $    68,011   $    19,524   $    13,544   $    35,607   $     6,048   $ 1,150,328
                                                  -----------   -----------   -----------   -----------   -----------   -----------
        Total investment income                        68,011        19,524        13,544        35,607         6,048     1,150,328
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
    Mortality risk charge                              (4,771)       (1,554)       (1,765)       (9,184)       (1,099)     (111,230)
    Expense risk charge                                (1,855)         (605)         (687)       (3,572)         (427)      (43,256)
    Distribution expense charge                          (795)         (259)         (294)       (1,531)         (183)      (18,538)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

        Total expenses                                 (7,421)       (2,418)       (2,746)      (14,287)       (1,709)     (173,024)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net investment income                                  60,590        17,106        10,798        21,320         4,339       977,304
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                         221,680       343,852        62,514       820,545        53,062     6,807,074
    Cost of shares sold                              (222,398)     (406,742)      (62,969)     (801,639)      (53,062)   (5,730,887)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from
    securities transactions                              (718)      (62,890)         (455)       18,906             0     1,076,187
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                (8,373)      (51,054)       (9,222)        4,473             0     2,146,717
    End of period                                     (90,926)            0        (7,331)       39,688             0     2,190,274
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Change in net unrealized appreciation/
   depreciation of investments                        (82,553)       51,054         1,891        35,215             0        43,557
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets from operations $   (22,681)  $     5,270   $    12,234   $    75,441   $     4,339   $ 2,097,048
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1998


                                                  Foreign        Capital                       Natural        Growth and
                                               Securities     Appreciation       Growth       Resources         Income
                                                Portfolio      Portfolio        Portfolio     Portfolio        Portfolio
                                              -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income                     $    75,570     $   162,141     $   122,369     $     1,913     $    30,731
    Net realized gains (losses) from
        securities transactions                    11,816         560,833         340,586          (1,976)         80,373
    Change in net unrealized appreciation/
        depreciation of investments               (29,910)       (293,584)        254,078         (34,532)        126,567
                                              -----------     -----------     -----------     -----------     -----------

        Increase (decrease) in net
          assets from operations                   57,476         429,390         717,033         (34,595)        237,671
                                              -----------     -----------     -----------     -----------     -----------

From capital transactions:
    Net proceeds from units sold                   10,361          22,008          11,518           7,137           8,112
    Cost of units redeemed                       (200,573)     (1,678,331)     (1,182,317)        (23,814)       (250,365)
    Net transfers                                 (14,757)         11,412           4,481          18,785          24,672
                                              -----------     -----------     -----------     -----------     -----------

        Increase (decrease) in net assets
            from capital transactions            (204,969)     (1,644,911)     (1,166,318)          2,108        (217,581)
                                              -----------     -----------     -----------     -----------     -----------

Increase (decrease) in net assets                (147,493)     (1,215,521)       (449,285)        (32,487)         20,090
Net assets at beginning of period                 700,644       3,599,700       3,408,953         203,051         965,748
                                              -----------     -----------     -----------     -----------     -----------
Net assets at end of period                   $   553,151     $ 2,384,179     $ 2,959,668     $   170,564     $   985,838
                                              ===========     ===========     ===========     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                        767             373             223             485             263
    Units redeemed                                (13,506)        (37,623)        (20,301)         (1,403)         (7,794)
    Units transferred                              (1,013)            215              71           1,271             675
                                              -----------     -----------     -----------     -----------     -----------

Increase (decrease) in units outstanding          (13,752)        (37,035)        (20,007)            353          (6,856)
Beginning units                                    49,753          82,226          63,077          11,485          33,513
                                              -----------     -----------     -----------     -----------     -----------

Ending units                                       36,001          45,191          43,070          11,838          26,657
                                              ===========     ===========     ===========     ===========     ===========





                                                  Strategic
                                                  Multi-Asset    Multi-Asset
                                                   Portfolio       Portfolio
                                                  -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income                         $    54,037     $   416,390
    Net realized gains (losses) from
        securities transactions                         3,711         126,001
    Change in net unrealized appreciation/
        depreciation of investments                     1,932          13,399
                                                  -----------     -----------

        Increase (decrease) in net
          assets from operations                       59,680         555,790
                                                  -----------     -----------

From capital transactions:
    Net proceeds from units sold                        1,440          10,632
    Cost of units redeemed                           (182,839)     (1,526,237)
    Net transfers                                      (4,815)        (18,584)
                                                  -----------     -----------

        Increase (decrease) in net assets
            from capital transactions                (186,214)     (1,534,189)
                                                  -----------     -----------

Increase (decrease) in net assets                    (126,534)       (978,399)
Net assets at beginning of period                     476,353       3,207,590
                                                  -----------     -----------
Net assets at end of period                       $   349,819     $ 2,229,191
                                                  ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                             93             418
    Units redeemed                                     (7,094)        (51,242)
    Units transferred                                    (192)           (537)
                                                  -----------     -----------

Increase (decrease) in units outstanding               (7,193)        (51,361)
Beginning units                                        20,329         118,421
                                                  -----------     -----------

Ending units                                           13,136          67,060
                                                  ===========     ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1998
                                   (Continued)

                                                                                        Government and
                                             High Yield    Target '98    Fixed Income   Quality Bond    Money Market
                                              Portfolio     Portfolio      Portfolio      Portfolio       Portfolio       TOTAL
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income                   $     60,590   $     17,106   $     10,798   $     21,320   $      4,339   $    977,304
    Net realized gains (losses) from
        securities transactions                     (718)       (62,890)          (455)        18,906              0      1,076,187
    Change in net unrealized appreciation/
        depreciation of investments              (82,553)        51,054          1,891         35,215              0         43,557
                                            ------------   ------------   ------------   ------------   ------------   ------------

        Increase (decrease) in net
          assets from operations                 (22,681)         5,270         12,234         75,441          4,339      2,097,048
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
    Net proceeds from units sold                   3,799          2,670          5,798          4,715          1,744         89,934
    Cost of units redeemed                      (164,539)      (188,910)       (59,938)      (793,789)       (16,512)    (6,268,164)
    Net transfers                                 (7,455)      (153,438)             0         14,368        137,389         12,058
                                            ------------   ------------   ------------   ------------   ------------   ------------

        Increase (decrease) in net assets
            from capital transactions           (168,195)      (339,678)       (54,140)      (774,706)       122,621     (6,166,172)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets               (190,876)      (334,408)       (41,906)      (699,265)       126,960     (4,069,124)
Net assets at beginning of period                631,034        334,408        211,753      1,563,158         97,747     15,400,139
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $    440,158   $          0   $    169,847   $    863,893   $    224,707   $ 11,331,015
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                       138            138            200            199             94
    Units redeemed                                (6,226)        (9,437)        (2,083)       (26,740)          (887)
    Units transferred                               (350)        (7,535)             0            462          7,405
                                            ------------   ------------   ------------   ------------   ------------

Increase (decrease) in units outstanding          (6,438)       (16,834)        (1,883)       (26,079)         6,612
Beginning units                                   24,819         16,834          7,626         53,619          5,430
                                            ------------   ------------   ------------   ------------   ------------

Ending units                                      18,381              0          5,743         27,540         12,042
                                            ============   ============   ============   ============   ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1997


                                              Foreign        Capital                   Natural      Growth and
                                             Securities   Appreciation    Growth       Resources       Income
                                             Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                            -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income                   $    83,313   $   259,868   $   317,169   $    16,203   $     2,844
    Net realized gains from
        securities transactions                  91,180       329,240       387,982        21,200        97,706
    Change in net unrealized appreciation/
        depreciation of investments            (178,611)      182,263       261,507       (61,336)      157,438
                                            -----------   -----------   -----------   -----------   -----------

        Increase (decrease) in net assets
          from operations                        (4,118)      771,371       966,658       (23,933)      257,988
                                            -----------   -----------   -----------   -----------   -----------

From capital transactions:
    Net proceeds from units sold                 21,594        37,788        24,945        22,187        21,682
    Cost of units redeemed                     (456,770)     (994,374)   (1,646,641)     (208,478)     (515,426)
    Net transfers                               (35,194)       18,897       (50,802)         (484)       77,290
                                            -----------   -----------   -----------   -----------   -----------

        Decrease in net assets
            from capital transactions          (470,370)     (937,689)   (1,672,498)     (186,775)     (416,454)
                                            -----------   -----------   -----------   -----------   -----------

Decrease in net assets                         (474,488)     (166,318)     (705,840)     (210,708)     (158,466)
Net assets at beginning of period             1,175,132     3,766,018     4,114,793       413,759     1,124,214
                                            -----------   -----------   -----------   -----------   -----------
Net assets at end of period                 $   700,644   $ 3,599,700   $ 3,408,953   $   203,051   $   965,748
                                            ===========   ===========   ===========   ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                    1,230           896           554           918           895
    Units redeemed                              (30,472)      (25,616)      (34,186)      (10,499)      (19,691)
    Units transferred                            (2,481)          525        (1,193)          (30)        2,769
                                            -----------   -----------   -----------   -----------   -----------

Decrease in units outstanding                   (31,723)      (24,195)      (34,825)       (9,611)      (16,027)
Beginning units                                  81,476       106,421        97,902        21,096        49,540
                                            -----------   -----------   -----------   -----------   -----------

Ending units                                     49,753        82,226        63,077        11,485        33,513
                                            ===========   ===========   ===========   ===========   ===========



                                               Strategic
                                              Multi-Asset   Multi-Asset
                                               Portfolio     Portfolio
                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income                    $   100,993   $   492,937
    Net realized gains from
        securities transactions                    2,881       121,156
    Change in net unrealized appreciation/
        depreciation of investments              (24,129)       38,052
                                             -----------   -----------

        Increase (decrease) in net assets
          from operations                         79,745       652,145
                                             -----------   -----------

From capital transactions:
    Net proceeds from units sold                   5,131        37,603
    Cost of units redeemed                      (280,149)   (1,343,829)
    Net transfers                                (44,579)      (28,503)
                                             -----------   -----------

        Decrease in net assets
            from capital transactions           (319,597)   (1,334,729)
                                             -----------   -----------

Decrease in net assets                          (239,852)     (682,584)
Net assets at beginning of period                716,205     3,890,174
                                             -----------   -----------
Net assets at end of period                  $   476,353   $ 3,207,590
                                             ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                       200         1,482
    Units redeemed                               (12,420)      (53,436)
    Units transferred                             (1,903)       (1,191)
                                             -----------   -----------

Decrease in units outstanding                    (14,123)      (53,145)
Beginning units                                   34,452       171,566
                                             -----------   -----------

Ending units                                      20,329       118,421
                                             ===========   ===========





                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 1997
                                   (Continued)

                                                                                         Government and
                                               High Yield     Target '98    Fixed Income  Quality Bond   Money Market
                                                Portfolio      Portfolio     Portfolio     Portfolio        Portfolio      TOTAL
                                            -------------      ---------      ---------    -----------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income                   $     65,804   $     31,908   $     16,688   $     92,377   $      6,323   $  1,486,427
    Net realized gains (losses) from
        securities transactions                    4,147        (32,630)        (7,798)        (8,497)             0      1,006,567
    Change in net unrealized appreciation/
        depreciation of investments                7,624         17,013         11,488         52,796              0        464,105
                                            ------------   ------------   ------------   ------------   ------------   ------------

        Increase in net assets from
          operations                              77,575         16,291         20,378        136,676          6,323      2,957,099
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
    Net proceeds from units sold                   3,450         13,771          6,918          4,916              0        199,985
    Cost of units redeemed                      (437,856)      (275,058)      (222,809)    (1,067,926)      (155,164)    (7,604,480)
    Net transfers                                 (1,756)         4,365         (7,557)        52,170         36,647         20,494
                                            ------------   ------------   ------------   ------------   ------------   ------------

        Decrease in net assets
            from capital transactions           (436,162)      (256,922)      (223,448)    (1,010,840)      (118,517)    (7,384,001)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Decrease in net assets                          (358,587)      (240,631)      (203,070)      (874,164)      (112,194)    (4,426,902)
Net assets at beginning of period                989,621        575,039        414,823      2,437,322        209,941     19,827,041
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $    631,034   $    334,408   $    211,753   $  1,563,158   $     97,747   $ 15,400,139
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                       157            706            258            215              0
    Units redeemed                               (17,968)       (14,138)        (8,468)       (38,742)        (8,803)
    Units transferred                                (77)           230           (283)         1,833          2,143
                                            ------------   ------------   ------------   ------------   ------------

Decrease in units outstanding                    (17,888)       (13,202)        (8,493)       (36,694)        (6,660)
Beginning units                                   42,707         30,036         16,119         90,313         12,090
                                            ------------   ------------   ------------   ------------   ------------

Ending units                                      24,819         16,834          7,626         53,619          5,430
                                            ============   ============   ============   ============   ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Variable Annuity Account One of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. On January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Immediately prior to the merger, SunAmerica Inc. transferred substantially all of its net assets to its wholly-owned subsidiary SunAmerica Holdings, Inc., a Delaware Corporation. On January 4, 1999, SunAmerica Holdings, Inc. changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account is composed of eleven variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of a designated portfolio of the Anchor Series Trust (the "Trust"). The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in the investment activities of the Trust. The contractholder may elect to have payments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not a part of the Separate Account. The financial statements include balances allocated by the contractholder to the eleven Variable Accounts and do not include balances allocated to the General Account.

        The investment objectives and policies of the eleven portfolios of the Trust are summarized below:

        The FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in a diversified group of equity securities issued by foreign companies and primarily denominated in foreign currencies.

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in growth equity securities and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

        The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation. This portfolio invests primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock. This portfolio may also engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

        The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return. This portfolio invests in growth equity securities, aggressive growth equity securities, investment grade bonds, high-yield, high-risk bonds, international equity securities and money market instruments. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and transactions involving the future delivery of fixed-income securities ("Financial Futures Contracts") and options thereon as a hedge against changes in market conditions.

        The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk. This portfolio invests in growth equity securities, convertible securities, investment grade fixed-income securities and money market securities. This portfolio may also engage in transactions involving stock index futures contracts and options thereon, and Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

        The HIGH YIELD PORTFOLIO seeks high current income. A secondary investment objective is capital appreciation. This portfolio invests at least 65% of its assets in high-yielding, high-risk, income-producing corporate bonds, which generally carry ratings lower than those assigned to investment grade bonds by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or which are unrated. This portfolio may also engage in transactions involving Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

        The FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital. This portfolio invests primarily in investment grade, fixed-income securities and may engage in Financial Futures Contracts and options thereon as a hedge against changes in market conditions.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's or AA or better by S&P.

        The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. The portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

        Purchases and sales of shares of the portfolios of the Trust are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

        The TARGET '98 PORTFOLIO is no longer available. This portfolio invested primarily in zero coupon securities and current, interest bearing, investment grade debt obligations which were issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. These investments matured no later than November 15, 1998. If the Company did not receive reallocation instructions from contractholders before November 15, 1998, Contract Values were automatically reallocated to the Money Market Portfolio.

                               VARIABLE ANNUITY ACCOUNT ONE
                                            OF
                          FIRST SUNAMERICA LIFE INSURANCE COMPANY

                               NOTES TO FINANCIAL STATEMENTS



2.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is equal to 10% of aggregate purchase payments that remain subject to the withdrawal charge and that have not previously been withdrawn. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

        Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

        Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

               Year since Purchase                         Applicable Withdrawal
                     Payment                                 Charge Percentage
               -------------------                           -----------------
               First                                                 5%
               Second                                                4%
               Third                                                 3%
               Fourth                                                2%
               Fifth                                                 1%
               Sixth and beyond                                      0%

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



2.      CHARGES AND DEDUCTIONS (continued)

        ANNUITY CHARGE: Contractholders may elect a lump sum payment or one of three annuity options. Option 1 provides a life income with installments guaranteed, Option 2 provides a joint and survivor annuity, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If a contractholder elects Option 3, an annuity charge equal to the withdrawal charge if the contract were surrendered may be applied. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit.

        RECORDS MAINTENANCE CHARGE: An annual records maintenance charge of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The records maintenance charge will be assessed on each anniversary of the issue date of the contract. In the event that a total surrender of contract value is made, the charge will be assessed as of the date of surrender without proration.

        TRANSFER FEE: A transfer fee of $25 per transaction is assessed on each transfer of funds in excess of fifteen transactions within a contract year or if a transfer is made within 30 days of the issue date of the contract.

        MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.25% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the annuitant and to provide a death benefit if the annuitant dies prior to the date annuity payments begin. The expense risk charge is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the amount received from the records maintenance charge and the administrative expense charge. Both of the charges are guaranteed by the Company and cannot be increased.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



2.      CHARGES AND DEDUCTIONS (continued)

        ADMINISTRATIVE EXPENSE CHARGE: The Company deducts an administrative expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. The administrative expense charge is designed to cover those expenses which exceed the revenues from the records maintenance charge.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



3.      INVESTMENT IN ANCHOR SERIES TRUST

        The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 1998 consist of the following:

                                                  Cost of Shares          Proceeds from
        Variable Accounts                               Acquired            Shares Sold
        -----------------                          -------------           -------------
        Foreign Securities Portfolio              $       97,920        $       227,319
        Capital Appreciation Portfolio                   236,947              1,719,717
        Growth Portfolio                                 196,591              1,240,540
        Natural Resources Portfolio                       44,889                 40,868
        Growth and Income Portfolio                       91,019                277,869
        Strategic Multi-Asset Portfolio                   61,243                193,420
        Multi-Asset Portfolio                            487,889              1,605,688
        High Yield Portfolio                             114,075                221,680
        Target "98" Portfolio                             21,280                343,852
        Fixed Income Portfolio                            19,172                 62,514
        Government and Quality Bond
             Portfolio                                    67,159                820,545
        Money Market Portfolio                     $     180,022        $        53,062
                                                 ===============      =================

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

(a)    Financial Statements




         The following financial statements are included in Part B of the Registration Statement:

                  Financial Statements of First SunAmerica
                  Life Insurance Company for the fiscal year ended September 30, 1998


                  Additional Transition Report of First SunAmerica Life Insurance Company as of and for the three months ended December 31, 1998.


                  Financial Statements of Variable Annuity Account One for the fiscal year ended December 31, 1998



(b)    Exhibits
----------------
(1)      Resolutions Establishing Separate Account......      *
(2)      Custody Agreements.............................      Not Applicable
(3)      (a) Distribution Contract......................      *
         (b) Form of Selling Agreement..................      *
(4)      Variable Annuity Contract......................      *
(5)      Application for Contract.......................      *
(6)      Depositor - Corporate Documents
         (a) Certificate of Incorporation...............      *
         (b) By-Laws....................................      *
(7)      Reinsurance Contract...........................      Not Applicable
(8)      Fund Participation Agreement...................      *
(9)      Opinion of Counsel.............................      *
         Consent of Counsel.............................      *
(10)     Consent of Independent Accountants.............      Filed Herewith
(11)     Financial Statements Omitted from Item 23......      None
(12)     Initial Capitalization Agreement...............      Not Applicable
(13)     Performance Computations.......................      Not Applicable
(14)     Diagram and Listing of All Persons Directly
         or Indirectly Controlled By or Under Common
         Control with First SunAmerica Life Insurance
         Company, the Depositor of Registrant...........      Filed Herewith
(15)     Powers of Attorney.............................      *
(27)     Financial Data Schedules.......................      Not Applicable


* Filed January 30, 1998, Post-Effective Amendment 14 and Amendment 15 to this Registration Statement

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                                Position
----                                --------

Eli Broad                           Chairman, President and
                                    Chief Executive Officer
Jay S. Wintrob                      Director and Executive
                                    Vice President
Thomas W. Baxter(1)                 Director
Vicki E. Marmorstein(2)             Director
Debbie Potash-Turner(3)             Director
Lester Pollack(4)                   Director
Richard D. Rohr(5)                  Director
Margery K. Neale (6)                Director
Peter McMillan                      Director
Marc H. Gamsin                      Director and Senior Vice President
Jana W. Greer                       Director and Senior Vice President
James R. Belardi                    Director and Senior Vice President
Susan L. Harris                     Director, Senior Vice President and
                                    Secretary
Scott L. Robinson                   Director, Senior Vice President and
                                    Treasurer
N. Scott Gillis                     Senior Vice President and Controller
Edwin R. Raquel                     Senior Vice President and Chief Actuary
Greg Outcalt                        Vice President
Scott H. Richland                   Vice President
David Bechtel                       Vice President and Assistant Treasurer
P. Daniel Demko, Jr.                Vice President
Kevin J. Hart                       Vice President

----------------
(1) 400 South Hope Street, 15th Floor, Los Angeles, California 90071
(2) 633 West Fifth Street, Suite 400, Los Angeles, California 90071
(3) 733 Third Avenue, 3rd Floor, New York, New York 10017
(4) One Rockefeller Plaza, Suite 1025, New York, New York 10020
(5) 100 Renaissance Center, 34th Floor, Detroit, Michigan 48243
(6) 919 Third Avenue, New York, New York 10022-9998

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


        The Registrant is a separate account of First SunAmerica Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with First SunAmerica Life Insurance Company, the Depositor of Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company, an affiliate of Registrant, (File Nos. 333-65965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, First SunAmerica became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.


Item 27.   Number of Contract Owners

         As of December 31, 1998, the number of Contracts funded by the Variable Annuity Account One of First SunAmerica Life Insurance Company was 506, of which 214 were Qualified Contracts and 292 were Nonqualified Contracts.

Item 28.  Indemnification

         None.

Item 29.   Principal Underwriter


        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.



        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.



        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz             Director and President
        Robert M. Zakem              Director, Executive
                                     Vice President, General Counsel
                                        and Assistant Secretary
        Peter Harbeck                Director
        James Nichols                Vice President
        Susan L. Harris              Secretary
        Debbie Potash-Turner         Controller

               Net
               Distribution     Compensation
Name of        Discounts and    on Redemption       Brokerage
Distributor    Commissions      Annuitization       Commission     Commissions*
------------   -------------    -------------       -----------    ------------
SunAmerica     None             None                None           None
 Capital
 Services, Inc.



---------------
* Distribution fee is paid by First SunAmerica Life Insurance Company.

Item 30.   Location of Accounts and Records

         First SunAmerica Life Insurance Company, the Depositor for the Registrant, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

         Not Applicable.


Item 32.  Undertakings

         Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable, in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 14th day of December, 1999.


                           VARIABLE ANNUITY ACCOUNT ONE
                                    (Registrant)

                           By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                    (Depositor)


                              By: /s/ JAY S. WINTROB
                              ----------------------------------------------
                                    Jay S. Wintrob
                                    Executive Vice President

                           By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           (Depositor, on behalf of itself and Registrant)


                              By: /s/ JAY S. WINTROB
                              -----------------------------------------------
                                    Jay S. Wintrob
                                    Executive Vice President



         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


         SIGNATURE                  TITLE                              DATE
         ---------                  -----                              ----
ELI BROAD*                          President, Chief Executive         December 14, 1999
---------------------               Officer, & Chairman of
Eli Broad                           Board
                                    (Principal Executive Officer)


SCOTT L. ROBINSON*                  Senior Vice President,
---------------------               Treasurer & Director
Scott L. Robinson                   (Principal Financial Officer)


N. SCOTT GILLIS*                    Senior Vice President &
---------------------               Controller
N. Scott Gillis                     (Principal Accounting Officer)


JAMES R. BELARDI*                           Director
---------------------
James R. Belardi


DAVID W. FERGUSON*                          Director
---------------------
David W. Ferguson


JANA W. GREER*                              Director
---------------------
Jana W. Greer

THOMAS A. HARNETT*                       Director
---------------------
Thomas A. Harnett


MARGERY K. NEALE*                        Director
---------------------
Margery K. Neale


JAY S. WINTROB*                          Director
---------------------
Jay S. Wintrob



/s/ SUSAN L. HARRIS                      Director               December 14, 1999
---------------------
Susan L. Harris


PETER MCMILLAN*                          Director
---------------------
Peter McMillan


LESTER POLLACK*                          Director
---------------------
Lester Pollack


RICHARD D. ROHR*                         Director
---------------------
Richard D. Rohr




*By:/s/ SUSAN L. HARRIS                  Attorney-in-Fact
    -------------------
    Susan L. Harris

Date:  December 14, 1999



**KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.



**/s/ MARC H. GAMSIN                     Director               December 14, 1999
---------------------
Marc H. Gamsin

                                  EXHIBIT INDEX



Exhibit                    Description
-------                    -----------
  10              Consent of Independent Accountants
  14              Diagram and Listing of All Persons Directly or Indirectly
                  Controlled by or Under Common Control with First SunAmerica
                  Life Insurance Company, the Depositor of Registrant